3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 5) - Forward contract [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Forward currency transaction - financial results	R$ 134,987	R$ 55,025
Forward currency transaction - operating results	3,478	17,088
Total	R$ 138,465	R$ 72,113